Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Ordinary share [Member] CNY	Dec. 31, 2010 Ordinary share [Member] CNY	Dec. 31, 2009 Ordinary share [Member] CNY	Dec. 31, 2011 ADS [Member] CNY	Dec. 31, 2010 ADS [Member] CNY	Dec. 31, 2009 ADS [Member] CNY
Numerator:
Net income attributable to Ctrip's shareholders	$ 171,025,103	1,076,414,897	1,048,069,740	658,973,622
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	35,977,063	35,977,063	35,385,451	33,592,334
Dilutive effect of share options	2,053,911	2,053,911	2,191,605	1,658,001
Denominator for diluted earnings per ordinary share	38,030,974	38,030,974	37,577,056	35,250,335
Earning per share [Line Items]
Basic					29.92	29.62	19.62	7.48	7.4	4.9
Diluted					28.3	27.89	18.69	7.08	6.97	4.67
Outstanding weighted average stock options and RSUs excluded	715,894	715,894	300,275